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                            Deutsche Asset Management

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Mutual Fund
Semi-Annual Report

                                                                   June 30, 2002

                                                                   Institutional

Cash Management Fund


                                                     [GRAPHIC OMITTED]
                                                      A Member of the
                                                    Deutsche Bank Group

Cash Management Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

      LETTER TO SHAREHOLDERS ............................................   3

      CASH MANAGEMENT FUND INSTITUTIONAL
         Statement of Assets and Liabilities ............................   6
         Statement of Operations ........................................   7
         Statements of Changes in Net Assets ............................   8
         Financial Highlights ...........................................   9
         Notes to Financial Statements ..................................  10

      CASH MANAGEMENT PORTFOLIO
         Schedule of Portfolio Investments ..............................  12
         Statement of Assets and Liabilities ............................  17
         Statement of Operations ........................................  18
         Statements of Changes in Net Assets ............................  19
         Financial Highlights ...........................................  20
         Notes to Financial Statements ..................................  21


                       ------------------------------------
                 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                       ------------------------------------

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                                        2

Cash Management Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Cash Management Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.
o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.
o Business spending began to pick up and the consumer continued to spend, especially on housing.
o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.
o  Manufacturing in the US also remained weak.
o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until at least the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SEMI-ANNUAL PERIOD.
o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.
o Toward the end of the semi-annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

------------------------------------------------------------------------------------------------------------------------------------
                                             CUMULATIVE TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS        ANNUALIZED
                     6 Months 1 Year 3 Years 5 Years 10 Years   Since  1 Year 3 Years 5 Years 10 Years     Since   7 Day     7 Day
 Periods Ended                                           Inception(2)                               Inception(2) Current Effective
 June 30, 2002                                                                                                     Yield     Yield
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management
  Fund Institutional(1) 0.88%  2.44%  14.79%  27.40%   59.21%  78.47%   2.44%   4.71%   4.96%    4.76%     4.97%  1.72%(3)  1.72%(3)
------------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet--First Tier
  Institutional Money
  Funds Average(4)      0.79%  2.21%  14.16%  26.53%   57.60%  75.97%   2.21%   4.51%   4.81%    4.65%     4.85%  1.51%   1.52%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is July 25, 1990. Benchmark returns are for the period beginning July 31, 1990.
3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.70% and 1.70%, respectively.
4 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

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                                        3

Cash Management Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)

 [GRAPHIC OMITTED]
 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
 Money Market Funds                             6%
 Repurchase Agreements                          6%
 Euro Time Deposits                             9%
 Yankee Certificates of Deposit                11%
 Eurodollar Certificates of Deposit            15%
 Floating Rate Notes                           14%
 Other(1)                                       8%
 Commercial Paper                              31%
--------------------------------------------------------------------------------
1 Comprises holdings in securities of less than 3%.


FURTHER COMPLICATING MATTERS, THE US TREASURY REACHED ITS DEBT CEILING LIMIT AT THE END OF JUNE AND WAS FORCED TO POSTPONE ITS TWO-YEAR NOTE AUCTION UNTIL CONGRESS PASSED A LIMIT INCREASE.
o In response, Moody's Rating Service threatened to cut the Aaa rating of the US government. Without an increase in the debt ceiling, the US Treasury would not have enough cash on hand to pay for maturing debt.
o In the final hour, Congress passed the increase. The two-year note was announced and auctioned on the same day. Though the auction was lackluster, the market was relieved that the US Treasury resolved this impending crisis.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.
o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce competitive yields in Cash Management Fund Institutional for the semi-annual period.

In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally of at least 50 days, for most of the semi-annual period. We implemented a barbell strategy, whereby we purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. We also continued to look for opportunities to purchase high quality floating rate notes. Our preference for high quality issuers in the portfolio did not change, as we continued to make an effort to avoid issues with significant downgrade risk.

MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete

--------------------------------------------------------------------------------

Cash Management Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.

Given this outlook, we intend to maintain our current duration stance in the Fund. We also plan to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Cash Management Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.

/s/ DARLENE M. RASEL

Darlene M. Rasel
Portfolio Manager of CASH MANAGEMENT PORTFOLIO
June 30, 2002




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                                        5

Cash Management Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2002
------------------------------------------------------------------------------------------------------------------

ASSETS
   Investment in the Cash Management Portfolio, at value .......................................  $3,539,449,511
   Prepaid expenses and other ..................................................................          24,122
                                                                                                  --------------
Total assets ...................................................................................   3,539,473,633
                                                                                                  --------------
LIABILITIES
   Payable for capital shares redeemed .........................................................           1,228
   Due to administrator ........................................................................         112,799
   Dividend payable ............................................................................       4,625,118
   Accrued expenses and other ..................................................................          30,584
                                                                                                  --------------
Total liabilities ..............................................................................       4,769,729
                                                                                                  --------------
NET ASSETS .....................................................................................  $3,534,703,904
                                                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................................................  $3,534,596,286
   Undistributed net investment income .........................................................          77,518
   Accumulated net realized gain from investment transactions ..................................          30,100
                                                                                                  --------------
NET ASSETS .....................................................................................  $3,534,703,904
                                                                                                  ==============
SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares authorized) ................................................................   3,534,596,286
                                                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................................................  $         1.00
                                                                                                  ==============


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Cash Management Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


------------------------------------------------------------------------------------------------------------------
                                                                                         FOR THE SIX MONTHS ENDED
                                                                                                    JUNE 30, 2002
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Net investment income allocated from the Cash Management Portfolio:
     Dividends .....................................................................................  $ 3,012,378
     Interest ......................................................................................   38,671,000
     Expenses(1) ...................................................................................   (3,722,026)
                                                                                                      -----------
   Net investment income allocated from the Cash Management Portfolio ..............................   37,961,352
                                                                                                      -----------
EXPENSES
   Administration and services fees ................................................................    1,035,409
   Professional fees ...............................................................................       12,474
   Printing and shareholder reports ................................................................       11,045
   Registration fees ...............................................................................       10,617
   Trustees fees ...................................................................................        5,483
   Miscellaneous ...................................................................................       10,863
                                                                                                      -----------
Total expenses .....................................................................................    1,085,891
Less: fee waivers and/or expense reimbursements ....................................................      (50,482)
                                                                                                      -----------
Net expenses .......................................................................................    1,035,409
                                                                                                      -----------
NET INVESTMENT INCOME ..............................................................................   36,925,943
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .....................................................       65,917
                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................................  $36,991,860
                                                                                                      ===========

--------------------------------------------------------------------------------
1 For the six months ended June 30, 2002 the Cash Management Portfolio waived fees in the amount of $1,130,789 which was allocated to the Fund on a prorated basis.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

Cash Management Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE SIX                  FOR THE
                                                                            MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2002(1)       DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................  $     36,925,943         $    161,264,851
   Net realized gain from investment transactions ....................            65,917                  150,936
                                                                        ----------------         ----------------
Net increase in net assets from operations ...........................        36,991,860              161,415,787
                                                                        ----------------         ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................................       (36,925,943)            (161,219,352)
                                                                        ----------------         ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .....................................    28,574,061,472           60,759,874,100
   Dividend reinvestments ............................................        33,408,630              138,185,411
   Cost of shares redeemed ...........................................   (29,762,936,596)         (60,227,324,512)
                                                                        ----------------         ----------------
Net increase (decrease) in net assets from
   capital share transactions ........................................    (1,155,466,494)             670,734,999
                                                                        ----------------         ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................    (1,155,400,577)             670,931,434
NET ASSETS
   Beginning of period ...............................................     4,690,104,481            4,019,173,047
                                                                        ----------------         ----------------
   End of period .....................................................  $  3,534,703,904         $  4,690,104,481
                                                                        ================         ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                        2002(1)          2001         2000          1999          1998         1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .............     $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ------        ------       ------        ------        ------       ------
INCOME FROM
   INVESTMENT OPERATIONS
   Net investment income ...........       0.01          0.04         0.06          0.05          0.05         0.05
   Net realized gain (loss)
     on investment
     transactions ..................       0.00(2)       0.00(2)      0.00(2)       0.00(2)       0.00(2)     (0.00)(2)
                                         ------        ------       ------        ------        ------       ------
Total from investment
   operations ......................       0.01          0.04         0.06          0.05          0.05         0.05
                                         ------        ------       ------        ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...........      (0.01)        (0.04)       (0.06)        (0.05)        (0.05)       (0.05)
                                         ------        ------       ------        ------        ------       ------
NET ASSET VALUE,
   END OF PERIOD ...................     $ 1.00        $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                         ======        ======       ======        ======        ======       ======
TOTAL INVESTMENT RETURN ............       0.88%         4.16%        6.41%         5.11%         5.47%        5.52%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ................ $3,534,704    $4,690,104   $4,019,173    $2,961,562    $2,347,142   $1,921,925
   Ratios to average net assets:
     Net investment income .........       1.78%(3)      4.00%        6.24%         5.01%         5.34%        5.40%
     Expenses after waivers
        and/or reimbursements
        including expenses of
        the Cash Management
        Portfolio ..................       0.23%(3)      0.23%        0.23%         0.23%         0.23%        0.23%
     Expenses before waivers
        and/or reimbursements
        including expenses of
        the Cash Management
        Portfolio ..................       0.25%(3)      0.25%        0.26%         0.26%         0.26%        0.26%

--------------------------------------------------------------------------------
1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Cash Management Fund Institutional (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Cash Management Portfolio (the 'Portfolio'), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B.  VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 37% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C.  INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D.  DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E.  FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.23% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.




--------------------------------------------------------------------------------

Cash Management Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary Income                            $161,219,352

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $ 77,518
Capital loss carryovers                        $(33,099)

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $33,099, of which $15,183 expires in 2002 and $17,916 expires in 2005.

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

          Capital                 Currency
          -------                 --------
           $2,718                      $--

NOTE 4--SUBSEQUENT EVENTS
Proxy Results (Unaudited) -- At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Institutional Funds Board of Trustees.

                                                                Shares
                                           Shares                voted
Nominees                              voted 'For'           'Withhold'
--------                              -----------           ----------
Richard R. Burt                    13,854,710,631           45,724,130
S. Leland Dill                     13,849,424,971           51,009,790
Martin J. Gruber                   13,854,712,218           45,722,543
Richard T. Hale                    13,854,710,537           45,724,224
Joseph R. Hardiman                 13,854,712,218           45,722,543
Richard J. Herring                 13,854,712,218           45,722,543
Graham E. Jones                    13,849,424,993           51,009,768
Rebecca W. Rimel                   13,854,712,218           45,722,543
Philip Saunders, Jr.               13,849,424,993           51,009,768
William N. Searcy                  13,854,710,631           45,724,130
Robert H. Wadsworth                13,854,712,218           45,722,543


--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSIT--1.57%
              Halifax Plc,
$150,000,000   1.80%, 7/23/02 ..........................  $   150,000,000
                                                          ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $150,000,000) .......................      150,000,000
                                                          ---------------

              CERTIFICATES OF DEPOSIT--EURODOLLAR--14.68%
              Barclays Bank Plc:
  35,000,000   1.82%, 7/24/02 ..........................       35,000,206
  21,000,000   2.10%, 1/10/03 ..........................       21,000,556
              BNP Paribas:
  75,000,000   1.89%, 7/8/02 ...........................       75,000,000
  60,000,000   2.00%, 2/19/03 ..........................       60,000,000
              Credit Agricole Indosuez S.A.,
  65,000,000   2.17%, 9/30/02 ..........................       64,998,377
              Credit Suisse First Boston, Inc.,
 146,000,000   1.79%, 8/14/02 ..........................      146,000,000
              Halifax Plc:
 100,000,000   1.80%, 7/22/02 ..........................      100,000,000
  45,000,000   1.89%, 8/27/02 ..........................       45,000,000
              ING Bank N.V.:
  10,000,000   3.615%, 8/13/02 .........................       10,000,000
  85,000,000   1.90%, 8/27/02 ..........................       85,000,000
              Intesabci Spa,
 150,000,000   1.97%, 7/8/02 ...........................      150,002,017
              Landesbank Baden Wurttemberg,
  50,000,000   1.90%, 7/8/02 ...........................       50,000,000
              Lloyds TSB Bank Plc,
  50,000,000   2.02%, 3/21/03 ..........................       50,007,196
              National Australia Bank, Ltd.:
  50,000,000   2.20%, 1/22/03 ..........................       50,000,000
  60,000,000   2.06%, 3/25/03 ..........................       60,021,916
              Norddeutsche Landesbank Girozentrale:
 100,000,000   1.80%, 7/22/02 ..........................      100,000,000
  50,000,000   1.83%, 8/1/02 ...........................       50,000,397
  75,000,000   2.525%, 11/27/02 ........................       74,995,461
  25,000,000   2.15%, 1/24/03 ..........................       25,000,000
              Nordea Bank Finland Plc,
  20,000,000   1.91%, 8/1/02 ...........................       20,000,126
              Nordea North America, Inc.,
  60,000,000   1.76%, 7/22/02 ..........................       60,000,347
              Rabobank Nederland N.V.,
  21,000,000   2.00%, 9/3/02 ...........................       21,001,405
              Unicredito Italiano Spa,
  50,000,000   2.06%, 11/22/02 .........................       50,011,857
                                                          ---------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
   (Amortized Cost $1,403,039,861) .....................    1,403,039,861
                                                          ---------------

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSIT--
              YANKEE--10.71%
              Abbey National Treasury Services Plc:
$ 30,000,000   2.40%, 11/19/02 .........................  $    30,000,000
  25,000,000   2.59%, 3/31/03 ..........................       25,007,379
              ABN Amro Bank N.V.,
  25,000,000   2.55%, 12/20/02 .........................       24,994,191
              Canadian Imperial Bank of Commerce:
  15,000,000   1.69%, 7/16/02 ..........................       15,000,000
 125,000,000   1.85%, 7/31/02 ..........................      125,000,000
  50,000,000   2.005%, 11/27/02 ........................       50,001,023
  50,000,000   2.00%, 2/20/03 ..........................       50,000,000
              Credit Agricole Indosuez S.A.:
  50,000,000   1.87%, 7/31/02 ..........................       50,000,000
  65,000,000   1.95%, 8/30/02 ..........................       65,000,000
  50,000,000   2.00%, 11/27/02 .........................       50,000,000
  30,000,000   2.20%, 1/22/03 ..........................       30,000,000
  35,000,000   2.98%, 4/21/03 ..........................       34,994,466
              Landesbank Baden Wurttemberg,
  35,000,000   2.205%, 1/30/03 .........................       35,002,040
              Natexis Banque Populaires:
  50,000,000   1.94%, 7/9/02 ...........................       50,000,000
  25,000,000   1.87%, 9/23/02 ..........................       25,000,000
  43,000,000   2.30%, 2/10/03 ..........................       43,000,000
              Norddeutsche Landesbank Girozentrale,
  20,000,000   2.17%, 11/18/02 .........................       19,981,781
              Rabobank Nederland N.V.,
  45,000,000   2.76%, 3/24/03 ..........................       44,922,568
              UBS AG:
 100,000,000   1.94%, 8/5/02 ...........................      100,000,000
  80,000,000   2.10%, 2/13/03 ..........................       80,000,000
              Unicredito Italiano Spa,
  25,000,000   1.90%, 7/8/02 ...........................       25,000,000
              Westdeutsche Landesbank Girozentrale:
  30,000,000   2.28%, 1/23/03 ..........................       30,000,000
  20,000,000   2.27%, 1/27/03 ..........................       19,988,609
                                                          ---------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
   (Amortized Cost $1,022,892,057) .....................    1,022,892,057
                                                          ---------------

              EURO TIME DEPOSITS--9.41%
              ABN Amro Bank N.V.:
 118,751,459   1.75%, 7/1/02 ...........................      118,751,459
  65,000,000   2.00%, 12/12/02 .........................       65,000,000
              Allied Irish Banks Plc,
  50,000,000   1.87%, 7/10/02 ..........................       50,000,000
              American Express Centurion Bank,
 100,000,000   1.79%, 7/8/02 ...........................      100,000,000
              Bank of Austria,
  65,000,000   2.17%, 10/15/02 .........................       65,000,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------

              Citibank NA,
$250,000,000   1.75%, 7/1/02 ...........................  $   250,000,000
              Dresdner Bank Ag,
 100,000,000   1.813%, 7/1/02 ..........................      100,000,000
              Norddeutsche Landesbank Girozentrale,
  50,000,000   1.95%, 8/5/02 ...........................       50,000,000
              Nordea Bank Finland Plc,
 100,000,000   1.969%, 7/1/02 ..........................      100,000,000
                                                          ---------------
TOTAL EURO TIME DEPOSITS
   (Amortized Cost $898,751,459) .......................      898,751,459
                                                          ---------------

              FLOATING RATE NOTES(1)--13.81%
              American Honda Finance Corp., Monthly
               Variable Rate,
  35,000,000   1.86%, 7/22/02 ..........................       35,000,152
              American Honda Finance, Monthly
               Variable Rate,
  35,000,000   1.86%, 7/12/02 ..........................       35,000,236
              American Honda Finance, Quarterly
               Variable Rate,
   7,000,000   1.96%, 6/11/03 ..........................        7,004,996
              Bayerische Landesbank  Girozentrale,
               Monthly Variable Rate,
  75,000,000   1.74%, 3/25/03 ..........................       74,967,082
              Bayerische Landesbank Girozentrale,
               Daily Variable Rate,
 125,000,000   1.99%, 1/23/03 ..........................      125,063,475
              Bayerische Landesbank Girozentrale,
               Monthly Variable Rate,
  50,000,000   1.74%, 3/26/03 ..........................       49,977,973
              Canadian Imperial Bank of Commerce,
               Monthly Variable Rate,
 150,000,000   1.759%, 10/2/02 .........................      149,978,979
              Citigroup Inc., Daily Variable Rate,
  16,000,000   2.35%, 8/5/02 ...........................       16,003,041
              Citigroup, Inc., Monthly Variable Rate,
 120,000,000   1.81%, 7/12/02 ..........................      120,000,000
              Credit Agricole Indosuez S.A., Monthly
               Variable Rate,
 100,000,000   1.755%, 3/25/03 .........................       99,970,740
              Credit Agricole Indosuez, S.A., Monthly
               Variable Rate,
  35,000,000   1.754%, 3/31/03 .........................       34,985,561
              Heller Financial Inc., Quarterly
               Variable Rate,
  26,000,000   2.14%, 7/23/02 ..........................       26,004,241

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------

              J.P. Morgan Chase & Co., Monthly
               Variable Rate:
$ 50,000,000   1.96%, 7/8/02 ...........................  $    50,001,467
  15,000,000   1.95%, 9/11/02 ..........................       15,004,804
              J.P. Morgan Chase & Co., Quarterly
               Variable Rate:
  25,000,000   2.046%, 1/30/03 .........................       25,022,072
  30,750,000   2.02%, 2/20/03 ..........................       30,778,917
              KBC Bank NV, Monthly Variable Rate,
  50,000,000   1.769%, 3/28/03 .........................       49,982,990
              Merrill Lynch & Co., Inc., Monthly
               Variable Rate,
  25,000,000   1.81%, 4/16/03 ..........................       24,998,021
              Salomon Smith Barney Holdings Inc.,
               Monthly Variable Rate,
  20,000,000   2.104%, 5/2/03 ..........................       20,048,800
              Target Corp., Quarterly Variable Rate,
  25,000,000   1.998%, 12/4/02 .........................       25,016,772
              Toyota Motor Credit Corp., Monthly
               Variable Rate,
  60,000,000   1.81%, 9/25/02 ..........................       60,000,000
              Toyota Motor Credit Corp., Quarterly
               Variable Rate,
  75,000,000   1.81%, 12/23/02 .........................       75,000,000
              Unilever N.V., Quarterly Variable Rate,
  40,000,000   2.06%, 10/24/02 .........................       40,023,337
              Verizon Global Funding Corp., Quarterly
               Variable Rate,
  25,000,000   1.97%, 11/4/02 ..........................       25,008,584
              Westdeutsche Landesbank Girozentrale,
               Monthly Variable Rate,
 105,000,000   1.76%, 3/24/03 ..........................      104,961,603
                                                          ---------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,319,803,843) .....................    1,319,803,843
                                                          ---------------

              COMMERCIAL PAPER--31.18%
              Asset Portfolio Funding Corp.:
  27,800,000   1.88%, 7/3/02 ...........................       27,797,097
  68,582,000   1.79%, 7/11/02 ..........................       68,545,995
  45,132,000   1.79%, 7/16/02 ..........................       45,098,339
  30,000,000   1.84%, 7/23/02 ..........................       29,966,267
              Barclays US Funding Corp.,
  19,425,000   1.80%, 9/5/02 ...........................       19,360,898
              Bavaria TRR Corp.:
 125,000,000   1.79%, 7/8/02 ...........................      124,956,493
  80,000,000   1.81%, 7/22/02 ..........................       79,915,533
              Beta Finance Corp.,
  22,000,000   1.99%, 11/21/02 .........................       21,826,096
              CC (USA), Inc.,
  39,000,000   1.81%, 8/20/02 ..........................       38,901,958


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                             VALUE
--------------------------------------------------------------------------------

              Charta Corp.,
$ 65,000,000   1.80%, 7/24/02 .......................... $    64,925,250
              Ciesco, LP,
  54,400,000   1.96%, 7/1/02 ...........................      54,400,000
              Compass Securitization LLC,
  80,000,000   1.80%, 7/22/02 ..........................      79,916,000
              Danske Corp.,
  15,000,000   1.93%, 9/3/02 ...........................      14,948,533
              Delaware Funding Corp.,
 115,430,000   1.80%, 7/22/02 ..........................     115,308,799
              Depfa Bank Europe Plc:
  50,000,000   1.92%, 7/8/02 ...........................      49,981,333
  35,000,000   2.01%, 7/10/02 ..........................      34,982,413
 100,000,000   2.05%, 3/11/03 ..........................      98,559,306
              Edison Asset Securitization LLC,
  10,000,000   1.97%, 9/16/02 ..........................       9,957,864
              Falcon Asset Securitization Corp.:
  75,000,000   1.79%, 7/16/02 ..........................      74,944,063
  44,008,000   1.79%, 7/24/02 ..........................      43,957,672
  48,582,000   1.80%, 7/25/02 ..........................      48,523,702
  66,000,000   1.79%, 7/26/02 ..........................      65,917,958
              GE Capital Assurance Co.:
  20,099,000   1.96%, 7/3/02 ...........................      20,096,811
  50,000,000   1.80%, 8/5/02 ...........................      49,912,500
              GE Capital Corp.,
  17,000,000   1.94%, 9/4/02 ...........................      16,940,453
              GE Capital International Funding, Inc.:
  75,000,000   1.79%, 7/15/02 ..........................      74,947,792
  42,000,000   1.93%, 8/28/02 ..........................      41,869,403
  65,000,000   2.20%, 10/2/02 ..........................      64,630,583
              Goldman Sachs & Co.,
  90,000,000   1.93%, 7/8/02 ...........................      89,966,225
              HSBC USA, Inc.,
 150,000,000   1.787%, 7/10/02 .........................     149,932,976
              Mont Blanc Capital Corp.:
  40,000,000   1.82%, 7/25/02 ..........................      39,951,467
  50,000,000   1.81%, 7/26/02 ..........................      49,937,153
  20,006,000   1.81%, 8/1/02 ...........................      19,974,818
  13,730,000   1.81%, 8/7/02 ...........................      13,704,458
              Pennine Funding LLC:
 115,000,000   2.15%, 7/2/02 ...........................     114,993,132
  36,000,000   1.88%, 8/22/02 ..........................      35,902,240
              Perry Global Funding LLC:
  50,000,000   1.89%, 7/16/02 ..........................      49,960,625
  30,000,000   1.85%, 8/20/02 ..........................      29,922,917
  30,000,000   1.87%, 9/17/02 ..........................      29,878,450
              Prefco,
  83,462,000   2.00%, 7/1/02 ...........................      83,462,000
              Province of Quebec:
  15,000,000   1.98%, 11/27/02 .........................      14,877,075
  50,709,000   1.94%, 12/2/02 ..........................      50,288,172

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                             VALUE
--------------------------------------------------------------------------------

              Prudential Funding LLC,
$ 35,000,000   1.975%, 11/4/02 ......................... $    34,758,063
              Scaldis Capital LLC:
  15,000,000   1.68%, 7/12/02 ..........................      14,992,300
  33,650,000   1.84%, 7/23/02 ..........................      33,612,162
  17,456,000   1.80%, 8/12/02 ..........................      17,419,342
  20,709,000   1.82%, 9/3/02 ...........................      20,641,995
  35,124,000   1.82%, 9/6/02 ...........................      35,005,027
  36,338,000   1.80%, 9/13/02 ..........................      36,203,549
  33,237,000   1.90%, 9/17/02 ..........................      33,100,174
  50,539,000   2.14%, 10/4/02 ..........................      50,253,595
  22,245,000   2.00%, 11/8/02 ..........................      22,084,342
  14,114,000   2.00%, 11/18/02 .........................      14,004,224
  45,462,000   1.99%, 12/2/02 ..........................      45,074,992
  16,956,000   1.96%, 12/4/02 ..........................      16,811,987
              Sheffield Receivables Corp.:
  30,000,000   1.79%, 7/9/02 ...........................      29,988,067
  50,000,000   1.80%, 7/22/02 ..........................      49,947,500
              Shell Finance (UK) Plc,
  30,000,000   1.88%, 8/15/02 ..........................      29,929,500
              Swedish National Housing
               Finance Corp.,
  50,000,000   1.96%, 8/5/02 ...........................      49,904,722
              Three Rivers Funding,
  69,009,000   1.79%, 7/22/02 ..........................      68,936,943
              Transamerica Finance Corp.,
  20,000,000   1.90%, 8/9/02 ...........................      19,958,833
              Verizon Network Funding Corp.:
  30,000,000   1.93%, 7/1/02 ...........................      30,000,000
  30,000,000   2.31%, 7/12/02 ..........................      29,978,825
  42,350,000   1.88%, 7/30/02 ..........................      42,285,863
                                                         ---------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $2,978,732,824) .....................   2,978,732,824
                                                         ---------------

              MONEY MARKET FUNDS--6.37%
 222,335,000  AIM Liquid Assets Portfolio ..............     222,335,000
 200,000,000  Federated Prime Cash Obligation
               Fund ....................................     200,000,000
 175,000,000  Federated Prime Obligation Fund ..........     175,000,000
  11,000,000  J.P. Morgan Institutional Prime
               Money Fund ..............................      11,000,000
                                                         ---------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $608,335,000) .......................     608,335,000
                                                         ---------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                             VALUE
--------------------------------------------------------------------------------

              FUNDING AGREEMENTS--2.04%
              Allstate Life Insurance, Quarterly
               Variable Rate,(2,3)
$ 45,000,000   2.128%, 7/1/02 .........................  $     45,000,000
              GE Financial Assurance Holdings, Inc.,
               Quarterly Variable Rate,(2,3)
  20,000,000   1.979%, 3/3/03 .........................        20,000,000
              GE Life and Annuity Assurance Co.,
               Quarterly Variable Rate,(2,3)
  60,000,000   1.979%, 9/3/02 .........................        60,000,000
              Travelers Insurance Co., Quarterly
               Variable Rate,(2,3)
  30,000,000   2.118%, 4/2/03 .........................        30,000,000
              Travelers Insurance Co., Quarterly
               Variable Rate,(2,3)
  40,000,000   1.98%, 1/27/03 .........................        40,000,000
                                                          ---------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $195,000,000) ......................       195,000,000
                                                          ---------------

              FEDERAL HOME LOAN BANK--1.00%
              Federal Home Loan Bank:
  13,000,000   3.75%, 7/23/02 .........................        12,999,041
  18,000,000   6.25%, 11/15/02 ........................        18,253,527
  41,650,000   2.125%, 1/10/03 ........................        41,673,158
   5,000,000   5.125%, 1/13/03 ........................         5,075,830
  17,500,000   2.33%, 3/4/03 ..........................        17,500,000
                                                          ---------------
TOTAL FEDERAL HOME LOAN BANK
   (Amortized Cost $95,501,556) .......................        95,501,556
                                                          ---------------

              FEDERAL HOME LOAN MORTGAGE COMPANY--0.58%
              Freddie Mac,
  30,000,000   2.45%, 1/16/03 .........................        30,000,000
  25,000,000   7.00%, 2/15/03 .........................        25,720,948
                                                          ---------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
   (Amortized Cost $55,720,948) .......................        55,720,948
                                                          ---------------

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                             VALUE
--------------------------------------------------------------------------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.57%
              Federal National Mortgage Association:
$ 24,000,000   2.25%, 2/7/03 ..........................  $     24,000,000
  30,000,000   2.75%, 6/17/03 .........................        30,000,000
                                                          ---------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $54,000,000) .......................        54,000,000
                                                          ---------------

              US GOVERNMENT & AGENCY OBLIGATIONS--0.89%
              Federal Farm Credit,
  25,000,000   6.75%, 9/3/02 ..........................        25,207,680
              Federal National Mortgage Association
               Discount Note,
   1,000,000   2.36%, 11/15/02 ........................           991,019
  50,000,000   2.31%, 1/10/03 .........................        49,380,791
              US Treasury Bill,
  10,000,000   1.90%, 12/5/02 .........................         9,917,139
                                                          ---------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Amortized Cost $85,496,629) .......................        85,496,629
                                                          ---------------

              MEDIUM-TERM NOTES--1.37%
              CC(USA), Inc.,
  25,000,000   2.45%, 2/3/03 ..........................        25,016,492
              Freddie Mac,
  30,000,000   2.45%, 6/17/03 .........................        30,000,000
              GE Capital Corp.,
  10,000,000   5.375%, 1/15/03 ........................        10,167,775
              Heller Financial, Inc.:
  18,000,000   7.50%, 8/23/02 .........................        18,138,767
  46,895,000   6.40%, 1/15/03 .........................        47,914,899
                                                          ---------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $131,237,933) ......................       131,237,933
                                                          ---------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------

              REPURCHASE AGREEMENTS--5.58%
$300,000,000    Bear Stearns & Co., dated 6/28/02,
                 1.99%, principal and interest in the
                 amount of $300,049,068, due 7/1/02,
                 collateralized by various asset-backed
                 securities, par value $1,247,760,397,
                 coupon rates from 0.00% to 8.85%, due
                 from 6/15/05 thru 6/25/32 with a
                 market value of $315,004,470.
                 (Cost $300,000,000) .................... $   300,000,000
 173,138,022    BNP Paribas, dated 6/28/02, 1.99%,
                 principal and interest in the amount
                 of $173,166,734, due 7/1/02,
                 collateralized by US Treasury Bill,
                 par value $2,443,000, due 10/31/02
                 with a market value of $2,428,721;
                 FNMA, par value $97,907,000, coupon
                 rate of 4.00%, due 8/15/03 with a
                 market value of $101,151,064; FHLB,
                 par value 70,000,000, coupon rate
                 4.875%, due 4/16/04 with a market
                 value of $73,021,295.
                 (Cost $173,138,022) ....................     173,138,022

--------------------------------------------------------------------------------
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------

$60,000,000   UBS Warburg LLC, dated 6/28/02,
                 1.97%, principal and interest in the
                 amount of $60,009,715, due 7/1/02,
                 collateralized by Fannie Mae STRIPS,
                 par value $108,552,377, due from
                 9/1/23 thru 4/1/32, with a market
                 value of $61,802,394
                 (Cost $60,000,000) ..................... $    60,000,000
                                                          ---------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $533,138,022) ........................     533,138,022
                                                          ---------------
TOTAL INVESTMENTS
   (Amortized Cost $9,531,650,132) .........  99.76%      $ 9,531,650,132
OTHER ASSETS IN EXCESS
   OF LIABILITIES ..........................   0.24            22,635,397
                                             ------       ---------------
NET ASSETS ................................. 100.00%      $ 9,554,285,529
                                             ======       ===============


--------------------------------------------------------------------------------
1  Stated maturity is final maturity not next reset date.
2  Illiquid security.
3  Funding agreement subject to a thirty or ninety day demand feature.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


-----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost $9,531,650,132) ........................................  $9,531,650,132
   Cash ........................................................................................         104,373
   Interest receivable .........................................................................      23,967,455
   Prepaid expenses and other ..................................................................          16,767
                                                                                                  --------------
Total assets ...................................................................................   9,555,738,727
                                                                                                  --------------
LIABILITIES
   Due to advisor ..............................................................................       1,432,046
   Accrued expenses and other ..................................................................          21,152
                                                                                                  --------------
Total liabilities ..............................................................................       1,453,198
                                                                                                  --------------
NET ASSETS .....................................................................................  $9,554,285,529
                                                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................................................  $9,554,285,529
                                                                                                  --------------
NET ASSETS .....................................................................................  $9,554,285,529
                                                                                                  ==============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


-------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE SIX MONTHS ENDED
                                                                                                   JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .......................................................................................  $ 95,629,537
   Dividends ......................................................................................     7,462,170
                                                                                                     ------------
Total Investment Income ...........................................................................   103,091,707
                                                                                                     ------------
EXPENSES
   Advisory fees ..................................................................................     7,701,658
   Administration and services fees ...............................................................     2,567,219
   Professional fees ..............................................................................        12,501
   Trustees fees ..................................................................................         5,494
   Miscellaneous ..................................................................................        62,793
                                                                                                     ------------
Total expenses ....................................................................................    10,349,665
Less: fee waivers and/or expense reimbursements ...................................................    (1,130,789)
                                                                                                     ------------
Net expenses ......................................................................................     9,218,876
                                                                                                     ------------
NET INVESTMENT INCOME .............................................................................    93,872,831
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ....................................................       126,067
                                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................................  $ 93,998,898
                                                                                                     ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE SIX                FOR THE
                                                                             MONTHS ENDED             YEAR ENDED
                                                                         JUNE 30, 2002(1)      DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..............................................  $     93,872,831       $    384,418,274
   Net realized gain from investment transactions .....................           126,067                358,550
                                                                         ----------------       ----------------
Net increase in net assets from operations ............................        93,998,898            384,776,824
                                                                         ----------------       ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .....................................    20,942,865,664         43,173,330,072
   Value of capital withdrawn .........................................   (22,346,197,210)       (41,500,185,737)
                                                                         ----------------       ----------------
Net increase (decrease) in net assets from capital
   transactions in shares of beneficial interest ......................    (1,403,331,546)         1,673,144,335
                                                                         ----------------       ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................    (1,309,332,648)         2,057,921,159
NET ASSETS
   Beginning of period ................................................    10,863,618,177          8,805,697,018
                                                                         ----------------       ----------------
   End of period ......................................................  $  9,554,285,529       $ 10,863,618,177
                                                                         ================       ================

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
                                   FOR THE SIX
                                  MONTHS ENDED
                                      JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                       2002(1)          2001          2000          1999          1998         1997
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN ...........       0.95%            --           --            --            --           --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............... $9,554,286    $10,863,618   $8,805,697    $6,100,717    $5,464,253   $4,039,725
   Ratios to average net assets:
   Net investment income ..........       1.83%(2)       4.04%        6.28%         5.04%         5.37%        5.43%
   Expenses after waivers
     and/or reimbursements ........       0.18%(2)       0.18%        0.18%         0.18%         0.18%        0.18%
   Expenses before waivers
     and/or reimbursements ........       0.20%(2)       0.20%        0.20%         0.20%         0.20%        0.20%

1 Unaudited.
2 Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Cash Management Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objectives and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B.  VALUATION OF SECURITIES
The Portfolio values its investments at amortized cost.

C.  SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

D. REPURCHASE AGREEMENTS
The Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F.  ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.



--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Cash Management Fund Institutional through April 30, 2003, to the extent necessary, to limit all expenses to 0.23% of the average daily net assets of the Cash Management Fund Institutional, including expenses of the Portfolio.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 4--SUBSEQUENT EVENTS
Proxy Results (Unaudited) -- At a Special Meeting of Shareholders held on July 30, 2002 shareholders of the Portfolio voted on and approved the following proposals. The description of each proposal and number of shares voted are as follows:

1. To elect the Portfolio's Board of Trustees.

                                                                  Shares
                                            Shares                 voted
Nominees                               voted 'For'            'Withhold'
--------                               -----------            ----------
Richard R. Burt                      9,318,810,039           135,721,959
S. Leland Dill                       9,318,697,405           135,834,593
Martin J. Gruber                     9,318,707,199           135,824,798
Richard T. Hale                      9,318,643,536           135,888,461
Joseph R. Hardiman                   9,318,672,919           135,859,078
Richard J. Herring                   9,318,859,010           135,672,987
Graham E. Jones                      9,318,457,445           136,074,552
Rebecca W. Rimel                     9,318,716,993           135,815,004
Philip Saunders, Jr.                 9,318,707,199           135,824,798
William N. Searcy                    9,318,628,845           135,903,153
Robert H. Wadsworth                  9,318,756,170           135,775,827

2. To approve new investment advisory agreements between the Fund's Portfolio and Deutsche Asset Management, Inc. ('DeAM, Inc.').

For                           Against          Abstain
---                           -------          -------
9,313,069,206             129,643,004       11,819,787

--------------------------------------------------------------------------------

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at
(800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Cash Management Fund Institutional                            CUSIP #055924104
                                                              1679SA (6/02)
                                                              Printed 8/02

Distributed by:
ICC Distributors, Inc.